Commitments	6 Months Ended
Dec. 31, 2021
Commitments
Commitments

32         Commitments

32.1       Capital commitments

As at 31 December 2021, the Group had contracted capital expenditure relating to property, plant and equipment amounting to £1,437,000 (30 June 2021: £1,240,000; 31 December 2020: £242,000) and to other intangible assets amounting to £472,000 (30 June 2021: £479,000; 31 December 2020: £452,000). These amounts are not recognized as liabilities.